Annual Total Returns - Macquarie Tax-Free Pennsylvania Fund - Class A	Aug. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	11.22%
2015	3.24%
2016	0.61%
2017	5.32%
2018	0.53%
2019	7.25%
2020	4.84%
2021	4.37%
2022	(11.79%)
2023	8.83%